Note 9 - Other disclosures - Subsequent events (Details) € in Thousands, $ in Thousands	1 Months Ended	2 Months Ended	6 Months Ended
	Nov. 30, 2021 EUR (€)	Sep. 06, 2022 USD ($) shares	Jun. 30, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from issuance	€ 142,334		$ 150,000
Shares sold
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares		3,454,267
Gross proceeds from issuance | $		$ 10,126